Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ 16,320	$ 11,827	$ 7,238
Sales, general and administrative expenses	6,283	6,107	6,001
Operating Loss	22,603	17,934	13,239
Expenses on account of warrants			15,655
Finance expenses	67	212	61
Finance income	(910)	(320)	(254)
Finance expenses (income), net	(843)	(108)	15,462
Loss for the year from continuing operations	21,760	17,826	28,701
Loss (profit) from discontinued operation		642	(627)
Loss for the year	21,760	18,468	28,074
Items that will be transferred to profit or loss:
Loss from cash flow hedges	6
Total comprehensive loss for the year	21,766	18,468	28,074
Loss attributable to:
Owners of the Company	21,668	18,384	27,999
Non-controlling interests	92	84	75
Total Loss attributable	21,760	18,468	28,074
Total comprehensive loss attributable to
Owners of the Company	21,674	18,384	27,999
Non-controlling interests	92	84	75
Total comprehensive loss	$ 21,766	$ 18,468	$ 28,074
Continuing operations
Basic loss per ADS - USD (in Dollars per share)	$ 1.2	$ 1.01	$ 2.5
Number of ADSs used in calculating basic loss per ADS (in Shares)	18,081,087	17,568,036	11,500,113
Discontinued operation
Basic loss (profit) per ADS – USD (in Dollars per share)		$ 0.04	$ (0.05)
Number of ADSs used in calculation (in Shares)		17,568,036	11,500,113